UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund Class K Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	14.57%	12.89%	5.91%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Magellan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2007. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$17,749	Fidelity® Magellan® Fund - Class K
$20,627	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.17% for the year ending March 31, 2017, rising sharply from early November through the end of February on optimism for President Trump’s pro-business agenda, before slowing down as the fledgling administration faced the first test of its domestic policy. Equity markets reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, then rallied in relief when those efforts failed – partly on expectations that Republicans may move on to other priorities, namely tax reform, which could more broadly impact stocks. Value-oriented stocks topped their growth counterparts, despite ceding ground late in the period. Sector-wise, financials (+34%) proved the top performer by a wide margin, riding an uptick in bond yields and a surge in banks (+46%), particularly post-election. Materials (+20%) and industrials (+18%) also fared well, driven partly by promises of increased infrastructure spending and a cyclical rebound in commodity prices. Information technology rose 25%, anchored by twin rallies in the June and March quarters. Conversely, telecommunication services and real estate each gained roughly 2%, held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017.

Comments from Portfolio Manager Jeffrey Feingold:  For the year, the fund’s share classes gained about 14% to 15%, trailing the benchmark S&P 500® index. Versus the benchmark, security selection within the pharmaceuticals, biotechnology & life sciences industry notably detracted. Here, the stock of Bristol-Myers Squibb fell sharply in August and January on disappointing developments related to one of its immunotherapy products. I modestly reduced our stake the past 12 months but remain overweighted. Our largest individual relative detractor was real estate investment trust Public Storage, the world’s largest owner of self-storage facilities. Our position here returned roughly -17% this period, due in part to investor concerns about an increasingly competitive business environment. While I reduced exposure the past 12 months, the fund is overweighted Public Storage at period end because we still favor the firm’s price momentum, earnings estimates and cash flow. Conversely, the fund's top relative contributor was personal-electronics giant Apple. I view Apple as a financially strong firm with decent dividends, relatively stable earnings and improving fundamentals. I roughly doubled our stake in Apple this fiscal year, especially in the first quarter of 2017. Apple was our biggest holding by a wide margin as of March 31.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.7	5.0
Bank of America Corp.	3.6	1.0
Amgen, Inc.	3.1	1.7
JPMorgan Chase & Co.	2.8	1.8
Citigroup, Inc.	2.7	1.0
Amazon.com, Inc.	2.4	3.0
Facebook, Inc. Class A	2.2	3.1
Berkshire Hathaway, Inc. Class B	2.1	2.2
UnitedHealth Group, Inc.	1.9	0.0
Wells Fargo & Co.	1.8	0.5
	30.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	27.2
Financials	20.8	12.9
Health Care	12.4	14.4
Consumer Discretionary	11.7	14.5
Industrials	10.6	9.7

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Stocks and Equity Futures	98.2%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 7.7%

As of September 30, 2016 *
Stocks	97.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 1.1%
Tesla, Inc. (a)	594,300	$165,394
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,542,800	93,154
Service Corp. International	2,647,132	81,743
		174,897
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	608,800	50,938
Papa John's International, Inc.	965,000	77,239
		128,177
Household Durables - 0.3%
Leggett & Platt, Inc.	921,900	46,390
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	405,800	359,758
Netflix, Inc. (a)	713,200	105,418
Priceline Group, Inc. (a)	63,100	112,316
		577,492
Media - 1.5%
Charter Communications, Inc. Class A (a)	396,500	129,782
Interpublic Group of Companies, Inc.	3,533,600	86,821
WME Entertainment Parent, LLC Class A (b)(c)	7,417,027	16,762
		233,365
Specialty Retail - 2.2%
Foot Locker, Inc.	657,700	49,203
Home Depot, Inc.	1,257,700	184,668
Ross Stores, Inc.	1,457,400	95,999
		329,870
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	892,200	92,316

TOTAL CONSUMER DISCRETIONARY		1,747,901

CONSUMER STAPLES - 5.7%
Beverages - 3.9%
Anheuser-Busch InBev SA NV	351,260	38,489
Constellation Brands, Inc. Class A (sub. vtg.)	452,900	73,402
Molson Coors Brewing Co. Class B	1,651,900	158,103
Monster Beverage Corp. (a)	3,606,400	166,507
The Coca-Cola Co.	3,929,400	166,764
		603,265
Food Products - 0.9%
Mondelez International, Inc.	1,347,400	58,046
Post Holdings, Inc. (a)	920,300	80,545
		138,591
Personal Products - 0.9%
elf Beauty, Inc. (d)	1,469,300	42,316
Estee Lauder Companies, Inc. Class A	503,300	42,675
Unilever NV (Certificaten Van Aandelen) (Bearer)	923,000	45,826
		130,817

TOTAL CONSUMER STAPLES		872,673

ENERGY - 8.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	2,121,400	126,902
National Oilwell Varco, Inc.	2,969,800	119,059
Oil States International, Inc. (a)	1,509,100	50,027
Schlumberger Ltd.	1,608,700	125,639
		421,627
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	2,982,000	184,884
Apache Corp.	2,455,900	126,209
Cimarex Energy Co.	474,600	56,710
ConocoPhillips Co.	3,820,800	190,543
Newfield Exploration Co. (a)	1,245,600	45,975
PDC Energy, Inc. (a)	622,900	38,838
Pioneer Natural Resources Co.	333,000	62,015
The Williams Companies, Inc.	3,316,800	98,144
		803,318

TOTAL ENERGY		1,224,945

FINANCIALS - 20.8%
Banks - 12.3%
Bank of America Corp.	23,864,200	562,956
Citigroup, Inc.	6,926,616	414,350
JPMorgan Chase & Co.	4,940,298	433,956
Regions Financial Corp.	5,106,600	74,199
U.S. Bancorp	2,668,259	137,415
Wells Fargo & Co.	4,965,455	276,377
		1,899,253
Capital Markets - 4.8%
BlackRock, Inc. Class A	193,600	74,248
Goldman Sachs Group, Inc.	1,044,800	240,011
Morgan Stanley	2,891,700	123,880
MSCI, Inc.	832,300	80,891
Northern Trust Corp.	1,967,800	170,372
PJT Partners, Inc.	114,745	4,026
The Blackstone Group LP	1,463,700	43,472
		736,900
Consumer Finance - 1.0%
Capital One Financial Corp.	1,064,800	92,276
Synchrony Financial	1,724,300	59,143
		151,419
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,931,466	321,937
Insurance - 0.6%
Chubb Ltd.	650,596	88,644

TOTAL FINANCIALS		3,198,153

HEALTH CARE - 12.4%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	954,500	115,724
Amgen, Inc.	2,913,287	477,983
Amicus Therapeutics, Inc. (a)	2,876,279	20,508
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Regeneron Pharmaceuticals, Inc. (a)	160,100	62,040
Vertex Pharmaceuticals, Inc. (a)	656,700	71,810
		748,065
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	5,163,100	128,406
Danaher Corp.	1,065,800	91,158
		219,564
Health Care Providers & Services - 2.4%
Cigna Corp.	482,700	70,711
UnitedHealth Group, Inc.	1,818,100	298,187
		368,898
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	4,279,100	226,236
Bruker Corp.	3,118,562	72,756
		298,992
Pharmaceuticals - 1.7%
Allergan PLC	525,561	125,567
Bristol-Myers Squibb Co.	1,943,200	105,671
Jazz Pharmaceuticals PLC (a)	214,740	31,165
		262,403

TOTAL HEALTH CARE		1,897,922

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.4%
General Dynamics Corp.	712,000	133,286
Huntington Ingalls Industries, Inc.	591,933	118,529
Northrop Grumman Corp.	1,120,700	266,547
		518,362
Airlines - 0.6%
American Airlines Group, Inc.	362,800	15,346
Southwest Airlines Co.	1,584,000	85,156
		100,502
Building Products - 0.4%
A.O. Smith Corp.	1,232,100	63,034
Construction & Engineering - 1.6%
Fluor Corp.	2,941,400	154,776
Jacobs Engineering Group, Inc.	1,581,600	87,431
		242,207
Electrical Equipment - 0.5%
Acuity Brands, Inc.	223,900	45,676
Fortive Corp.	529,850	31,908
		77,584
Machinery - 2.8%
Allison Transmission Holdings, Inc.	2,378,500	85,769
Caterpillar, Inc.	2,922,700	271,110
Flowserve Corp.	1,679,000	81,297
		438,176
Professional Services - 0.8%
IHS Markit Ltd. (a)	2,827,700	118,622
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,769,300	72,762

TOTAL INDUSTRIALS		1,631,249

INFORMATION TECHNOLOGY - 23.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	529,600	30,563
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A (a)	314,816	266,901
Class C (a)	315,954	262,103
Facebook, Inc. Class A (a)	2,367,600	336,318
GoDaddy, Inc. (a)	474,400	17,980
MuleSoft, Inc. Class A (a)	300	7
Nutanix, Inc. Class B (a)(e)	462,283	8,677
		891,986
IT Services - 4.9%
Accenture PLC Class A	789,200	94,609
Global Payments, Inc.	2,961,300	238,918
MasterCard, Inc. Class A	1,076,500	121,074
PayPal Holdings, Inc. (a)	3,126,500	134,502
Visa, Inc. Class A	1,864,200	165,671
		754,774
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.	688,600	150,776
NVIDIA Corp.	1,467,800	159,887
		310,663
Software - 3.0%
Adobe Systems, Inc. (a)	1,047,500	136,311
Autodesk, Inc. (a)	1,617,500	139,865
DocuSign, Inc. (a)(c)	16,185	325
Salesforce.com, Inc. (a)	1,458,075	120,277
Workday, Inc. Class A (a)	823,400	68,573
Xero Ltd. (a)	4	0
		465,351
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	8,194,813	1,177,268

TOTAL INFORMATION TECHNOLOGY		3,630,605

MATERIALS - 3.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	2,102,300	61,703
LyondellBasell Industries NV Class A	2,845,419	259,474
Monsanto Co.	591,084	66,911
		388,088
Containers & Packaging - 0.5%
Ball Corp.	1,081,300	80,297
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	4,122,200	55,073

TOTAL MATERIALS		523,458

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	960,561	116,747
Public Storage	290,800	63,659
		180,406
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (b)(c)(f)	500,000	3,249
RREF CMBS AIV, LP (b)(c)(f)(g)	500,000	21,461
RREF Midtown Colony REIT, Inc. (b)(c)(f)(h)	500,000	0
		24,710

TOTAL REAL ESTATE		205,116

TOTAL COMMON STOCKS
(Cost $10,809,268)		14,932,022

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(c)	12,145,838	21,863
Series G, 8.00% (a)(c)	3,847,486	6,925
		28,788
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	14,165

TOTAL CONSUMER DISCRETIONARY		42,953

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D 8.0% (a)(c)	571,642	3,087
DocuSign, Inc.:
Series B (a)(c)	7,510	151
Series B-1 (a)(c)	2,249	45
Series D (a)(c)	2,376,438	47,695
Series E (a)(c)	139,427	2,798
Malwarebytes Corp. Series B (a)(c)	3,373,494	34,303
		88,079

TOTAL INFORMATION TECHNOLOGY		135,238

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $92,533)		178,191
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.75% 5/25/17 to 6/22/17 (i)
(Cost $7,028)	7,040	7,029
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.84% (j)	241,356,827	$241,405
Fidelity Securities Lending Cash Central Fund 0.84% (j)(k)	12,615,188	12,616
TOTAL MONEY MARKET FUNDS
(Cost $254,012)		254,021
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,162,841)		15,371,263
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,101)
NET ASSETS - 100%		$15,360,162

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,333 CME E-mini S&P 500 Index Contracts (United States)	June 2017	157,241	$(626)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,988,000 or 1.4% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,677,000 or 0.1% of net assets.

 (f) Affiliated company

 (g) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,029,000.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.0%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$803
Fidelity Securities Lending Cash Central Fund	120
Total	$923

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$4,736	$3,249
RREF CMBS AIV, LP	23,654	--	--	4,897	21,461
RREF Midtown Colony REIT, Inc.	63	--	--	134	--
Total	$32,445	$--	$--	$9,767	$24,710

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,790,854	$1,731,139	$--	$59,715
Consumer Staples	872,673	788,358	84,315	--
Energy	1,224,945	1,224,945	--	--
Financials	3,198,153	3,198,153	--	--
Health Care	1,897,922	1,897,922	--	--
Industrials	1,631,249	1,631,249	--	--
Information Technology	3,765,843	3,630,280	--	135,563
Materials	523,458	523,458	--	--
Real Estate	205,116	180,406	--	24,710
U.S. Government and Government Agency Obligations	7,029	--	7,029	--
Money Market Funds	254,021	254,021	--	--
Total Investments in Securities:	$15,371,263	$15,059,931	$91,344	$219,988
Derivative Instruments:
Liabilities
Futures Contracts	$(626)	$(626)	$--	$--
Total Liabilities	$(626)	$(626)	$--	$--
Total Derivative Instruments:	$(626)	$(626)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	13,213
Cost of Purchases	15,000
Proceeds of Sales	(6,193)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$219,988
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$13,113

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(626)
Total Equity Risk	0	(626)
Total Value of Derivatives	$0	$(626)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including securities loaned of $12,862) — See accompanying schedule: Unaffiliated issuers (cost $10,876,584)	$15,092,532
Fidelity Central Funds (cost $254,012)	254,021
Other affiliated issuers (cost $32,245)	24,710
Total Investments (cost $11,162,841)		$15,371,263
Foreign currency held at value (cost $7,437)		7,437
Receivable for investments sold		52,085
Receivable for fund shares sold		2,370
Dividends receivable		7,047
Distributions receivable from Fidelity Central Funds		121
Prepaid expenses		15
Other receivables		2,005
Total assets		15,442,343
Liabilities
Payable for investments purchased	$50,374
Payable for fund shares redeemed	8,988
Accrued management fee	5,927
Payable for daily variation margin for derivative instruments	360
Other affiliated payables	1,810
Other payables and accrued expenses	1,913
Deferred taxes	193
Collateral on securities loaned	12,616
Total liabilities		82,181
Net Assets		$15,360,162
Net Assets consist of:
Paid in capital		$10,307,277
Undistributed net investment income		24,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		820,780
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,207,603
Net Assets		$15,360,162
Magellan:
Net Asset Value, offering price and redemption price per share ($13,467,021 ÷ 138,502 shares)		$97.23
Class K:
Net Asset Value, offering price and redemption price per share ($1,893,141 ÷ 19,493 shares)		$97.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Dividends (including $9,767 earned from other affiliated issuers)		$203,234
Interest		10
Income from Fidelity Central Funds		923
Total income		204,167
Expenses
Management fee
Basic fee	$82,445
Performance adjustment	(4,211)
Transfer agent fees	19,396
Accounting and security lending fees	1,496
Custodian fees and expenses	216
Independent trustees' fees and expenses	65
Appreciation in deferred trustee compensation account	10
Registration fees	78
Audit	205
Legal	41
Miscellaneous	135
Total expenses before reductions	99,876
Expense reductions	(584)	99,292
Net investment income (loss)		104,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,167,314
Fidelity Central Funds	36
Foreign currency transactions	(58)
Futures contracts	7,766
Total net realized gain (loss)		1,175,058
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $193)	760,058
Assets and liabilities in foreign currencies	9
Futures contracts	(626)
Total change in net unrealized appreciation (depreciation)		759,441
Net gain (loss)		1,934,499
Net increase (decrease) in net assets resulting from operations		$2,039,374

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,875	$100,841
Net realized gain (loss)	1,175,058	743,182
Change in net unrealized appreciation (depreciation)	759,441	(997,143)
Net increase (decrease) in net assets resulting from operations	2,039,374	(153,120)
Distributions to shareholders from net investment income	(90,353)	(94,800)
Distributions to shareholders from net realized gain	(346,796)	(1,110,739)
Total distributions	(437,149)	(1,205,539)
Share transactions - net increase (decrease)	(1,444,067)	(190,569)
Total increase (decrease) in net assets	158,158	(1,549,228)
Net Assets
Beginning of period	15,202,004	16,751,232
End of period	$15,360,162	$15,202,004
Other Information
Undistributed net investment income end of period	$24,502	$17,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$87.51	$95.15	$94.25	$79.96	$73.30
Income from Investment Operations
Net investment income (loss)A	.62	.56	.77	.81	.93
Net realized and unrealized gain (loss)	11.77	(1.22)B	12.27	20.00	6.75
Total from investment operations	12.39	(.66)	13.04	20.81	7.68
Distributions from net investment income	(.55)	(.54)	(.71)	(.67)	(1.00)
Distributions from net realized gain	(2.12)	(6.44)	(11.43)	(5.85)	(.02)
Total distributions	(2.67)	(6.98)	(12.14)	(6.52)	(1.02)
Net asset value, end of period	$97.23	$87.51	$95.15	$94.25	$79.96
Total ReturnC	14.46%	(.99)%B	14.98%	26.50%	10.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.84%	.68%	.50%	.47%
Expenses net of fee waivers, if any	.67%	.84%	.68%	.50%	.47%
Expenses net of all reductions	.67%	.83%	.68%	.50%	.46%
Net investment income (loss)	.68%	.62%	.83%	.92%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$13,467	$12,950	$14,224	$13,521	$12,341
Portfolio turnover rateF	51%G	78%	71%	77%	88%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$87.41	$95.04	$94.16	$79.89	$73.24
Income from Investment Operations
Net investment income (loss)A	.71	.65	.86	.90	1.02
Net realized and unrealized gain (loss)	11.75	(1.21)B	12.25	19.99	6.75
Total from investment operations	12.46	(.56)	13.11	20.89	7.77
Distributions from net investment income	(.63)	(.63)	(.80)	(.77)	(1.10)
Distributions from net realized gain	(2.12)	(6.44)	(11.43)	(5.85)	(.02)
Total distributions	(2.75)	(7.07)	(12.23)	(6.62)	(1.12)
Net asset value, end of period	$97.12	$87.41	$95.04	$94.16	$79.89
Total ReturnC	14.57%	(.89)%B	15.08%	26.63%	10.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.74%	.58%	.39%	.35%
Expenses net of fee waivers, if any	.58%	.74%	.58%	.39%	.35%
Expenses net of all reductions	.58%	.74%	.58%	.39%	.34%
Net investment income (loss)	.78%	.71%	.93%	1.02%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$1,893	$2,252	$2,528	$2,585	$2,424
Portfolio turnover rateF	51%G	78%	71%	77%	88%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 219,988	Book value	Book value multiple	1.0	Increase
		Market approach	Discount rate	2.3%	Decrease
			Transaction price	$1.80 - $48.77 / $25.78	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.6	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market comparable	Enterprise value/Sales multiple (EV/S)	3.0 – 7.0 / 5.2	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 13.2%	Decrease
			Premium rate	10.0%	Increase
		Recovery Value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,313,528
Gross unrealized depreciation	(127,026)
Net unrealized appreciation (depreciation) on securities	$4,186,502
Tax Cost	$11,184,568

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$26,324
Undistributed long-term capital gain	$841,882
Net unrealized appreciation (depreciation) on securities and other investments	$4,186,502

The tax character of distributions paid was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$90,353	$ 94,800
Long-term Capital Gains	346,796	1,110,739
Total	$437,149	$ 1,205,539

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $41,279 in these Subsidiaries, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,766 and a change in net unrealized appreciation (depreciation) of $(626) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $7,632,862 and $9,260,507, respectively.

Redemptions In-Kind. During the period, 2,125 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $193,652. The net realized gain of $71,761 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$18,460.14
Class K	936.05
	$19,396

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $207 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,656. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $459 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $125.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
From net investment income
Magellan	$77,138	$78,589
Class K	13,215	16,211
Total	$90,353	$94,800
From net realized gain
Magellan	$301,130	$943,952
Class K	45,666	166,787
Total	$346,796	$1,110,739

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Magellan
Shares sold	2,318	3,348	$212,737	$304,059
Reinvestment of distributions	4,052	10,509	360,034	975,876
Shares redeemed	(15,845)	(15,371)	(1,446,824)	(1,394,937)
Net increase (decrease)	(9,475)	(1,514)	$(874,053)	$(115,002)
Class K
Shares sold	1,626	4,210	$148,358	$384,450
Reinvestment of distributions	664	1,973	58,881	182,998
Shares redeemed	(8,559)(a)	(7,015)	(777,254)(a)	(643,015)
Net increase (decrease)	(6,269)	(832)	$(570,015)	$(75,567)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of March 31, 2017 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 178 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Magellan	.61%
Actual		$1,000.00	$1,086.10	$3.17
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.51%
Actual		$1,000.00	$1,086.70	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Magellan Fund
Magellan	05/15/17	05/12/17	$0.167	$5.380
Class K	05/15/17	05/12/17	$0.190	$5.380

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2017, $1,104,474,258, or, if subsequently determined to be different, the net capital gain of such year.

Magellan and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Magellan and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-K-ANN-0517
1.863177.108

Fidelity® Magellan® Fund Annual Report March 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Magellan® Fund	14.46%	12.77%	5.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,552	Fidelity® Magellan® Fund
$20,627	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 17.17% for the year ending March 31, 2017, rising sharply from early November through the end of February on optimism for President Trump’s pro-business agenda, before slowing down as the fledgling administration faced the first test of its domestic policy. Equity markets reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, then rallied in relief when those efforts failed – partly on expectations that Republicans may move on to other priorities, namely tax reform, which could more broadly impact stocks. Value-oriented stocks topped their growth counterparts, despite ceding ground late in the period. Sector-wise, financials (+34%) proved the top performer by a wide margin, riding an uptick in bond yields and a surge in banks (+46%), particularly post-election. Materials (+20%) and industrials (+18%) also fared well, driven partly by promises of increased infrastructure spending and a cyclical rebound in commodity prices. Information technology rose 25%, anchored by twin rallies in the June and March quarters. Conversely, telecommunication services and real estate each gained roughly 2%, held back amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of one or two additional interest rate hikes later in 2017.

Comments from Portfolio Manager Jeffrey Feingold:  For the year, the fund’s share classes gained about 14% to 15%, trailing the benchmark S&P 500® index. Versus the benchmark, security selection within the pharmaceuticals, biotechnology & life sciences industry notably detracted. Here, the stock of Bristol-Myers Squibb fell sharply in August and January on disappointing developments related to one of its immunotherapy products. I modestly reduced our stake the past 12 months but remain overweighted. Our largest individual relative detractor was real estate investment trust Public Storage, the world’s largest owner of self-storage facilities. Our position here returned roughly -17% this period, due in part to investor concerns about an increasingly competitive business environment. While I reduced exposure the past 12 months, the fund is overweighted Public Storage at period end because we still favor the firm’s price momentum, earnings estimates and cash flow. Conversely, the fund's top relative contributor was personal-electronics giant Apple. I view Apple as a financially strong firm with decent dividends, relatively stable earnings and improving fundamentals. I roughly doubled our stake in Apple this fiscal year, especially in the first quarter of 2017. Apple was our biggest holding by a wide margin as of March 31.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.7	5.0
Bank of America Corp.	3.6	1.0
Amgen, Inc.	3.1	1.7
JPMorgan Chase & Co.	2.8	1.8
Citigroup, Inc.	2.7	1.0
Amazon.com, Inc.	2.4	3.0
Facebook, Inc. Class A	2.2	3.1
Berkshire Hathaway, Inc. Class B	2.1	2.2
UnitedHealth Group, Inc.	1.9	0.0
Wells Fargo & Co.	1.8	0.5
	30.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	27.2
Financials	20.8	12.9
Health Care	12.4	14.4
Consumer Discretionary	11.7	14.5
Industrials	10.6	9.7

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Stocks and Equity Futures	98.2%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 7.7%

As of September 30, 2016 *
Stocks	97.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 1.1%
Tesla, Inc. (a)	594,300	$165,394
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,542,800	93,154
Service Corp. International	2,647,132	81,743
		174,897
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	608,800	50,938
Papa John's International, Inc.	965,000	77,239
		128,177
Household Durables - 0.3%
Leggett & Platt, Inc.	921,900	46,390
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	405,800	359,758
Netflix, Inc. (a)	713,200	105,418
Priceline Group, Inc. (a)	63,100	112,316
		577,492
Media - 1.5%
Charter Communications, Inc. Class A (a)	396,500	129,782
Interpublic Group of Companies, Inc.	3,533,600	86,821
WME Entertainment Parent, LLC Class A (b)(c)	7,417,027	16,762
		233,365
Specialty Retail - 2.2%
Foot Locker, Inc.	657,700	49,203
Home Depot, Inc.	1,257,700	184,668
Ross Stores, Inc.	1,457,400	95,999
		329,870
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	892,200	92,316

TOTAL CONSUMER DISCRETIONARY		1,747,901

CONSUMER STAPLES - 5.7%
Beverages - 3.9%
Anheuser-Busch InBev SA NV	351,260	38,489
Constellation Brands, Inc. Class A (sub. vtg.)	452,900	73,402
Molson Coors Brewing Co. Class B	1,651,900	158,103
Monster Beverage Corp. (a)	3,606,400	166,507
The Coca-Cola Co.	3,929,400	166,764
		603,265
Food Products - 0.9%
Mondelez International, Inc.	1,347,400	58,046
Post Holdings, Inc. (a)	920,300	80,545
		138,591
Personal Products - 0.9%
elf Beauty, Inc. (d)	1,469,300	42,316
Estee Lauder Companies, Inc. Class A	503,300	42,675
Unilever NV (Certificaten Van Aandelen) (Bearer)	923,000	45,826
		130,817

TOTAL CONSUMER STAPLES		872,673

ENERGY - 8.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	2,121,400	126,902
National Oilwell Varco, Inc.	2,969,800	119,059
Oil States International, Inc. (a)	1,509,100	50,027
Schlumberger Ltd.	1,608,700	125,639
		421,627
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	2,982,000	184,884
Apache Corp.	2,455,900	126,209
Cimarex Energy Co.	474,600	56,710
ConocoPhillips Co.	3,820,800	190,543
Newfield Exploration Co. (a)	1,245,600	45,975
PDC Energy, Inc. (a)	622,900	38,838
Pioneer Natural Resources Co.	333,000	62,015
The Williams Companies, Inc.	3,316,800	98,144
		803,318

TOTAL ENERGY		1,224,945

FINANCIALS - 20.8%
Banks - 12.3%
Bank of America Corp.	23,864,200	562,956
Citigroup, Inc.	6,926,616	414,350
JPMorgan Chase & Co.	4,940,298	433,956
Regions Financial Corp.	5,106,600	74,199
U.S. Bancorp	2,668,259	137,415
Wells Fargo & Co.	4,965,455	276,377
		1,899,253
Capital Markets - 4.8%
BlackRock, Inc. Class A	193,600	74,248
Goldman Sachs Group, Inc.	1,044,800	240,011
Morgan Stanley	2,891,700	123,880
MSCI, Inc.	832,300	80,891
Northern Trust Corp.	1,967,800	170,372
PJT Partners, Inc.	114,745	4,026
The Blackstone Group LP	1,463,700	43,472
		736,900
Consumer Finance - 1.0%
Capital One Financial Corp.	1,064,800	92,276
Synchrony Financial	1,724,300	59,143
		151,419
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,931,466	321,937
Insurance - 0.6%
Chubb Ltd.	650,596	88,644

TOTAL FINANCIALS		3,198,153

HEALTH CARE - 12.4%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	954,500	115,724
Amgen, Inc.	2,913,287	477,983
Amicus Therapeutics, Inc. (a)	2,876,279	20,508
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Regeneron Pharmaceuticals, Inc. (a)	160,100	62,040
Vertex Pharmaceuticals, Inc. (a)	656,700	71,810
		748,065
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	5,163,100	128,406
Danaher Corp.	1,065,800	91,158
		219,564
Health Care Providers & Services - 2.4%
Cigna Corp.	482,700	70,711
UnitedHealth Group, Inc.	1,818,100	298,187
		368,898
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	4,279,100	226,236
Bruker Corp.	3,118,562	72,756
		298,992
Pharmaceuticals - 1.7%
Allergan PLC	525,561	125,567
Bristol-Myers Squibb Co.	1,943,200	105,671
Jazz Pharmaceuticals PLC (a)	214,740	31,165
		262,403

TOTAL HEALTH CARE		1,897,922

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.4%
General Dynamics Corp.	712,000	133,286
Huntington Ingalls Industries, Inc.	591,933	118,529
Northrop Grumman Corp.	1,120,700	266,547
		518,362
Airlines - 0.6%
American Airlines Group, Inc.	362,800	15,346
Southwest Airlines Co.	1,584,000	85,156
		100,502
Building Products - 0.4%
A.O. Smith Corp.	1,232,100	63,034
Construction & Engineering - 1.6%
Fluor Corp.	2,941,400	154,776
Jacobs Engineering Group, Inc.	1,581,600	87,431
		242,207
Electrical Equipment - 0.5%
Acuity Brands, Inc.	223,900	45,676
Fortive Corp.	529,850	31,908
		77,584
Machinery - 2.8%
Allison Transmission Holdings, Inc.	2,378,500	85,769
Caterpillar, Inc.	2,922,700	271,110
Flowserve Corp.	1,679,000	81,297
		438,176
Professional Services - 0.8%
IHS Markit Ltd. (a)	2,827,700	118,622
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,769,300	72,762

TOTAL INDUSTRIALS		1,631,249

INFORMATION TECHNOLOGY - 23.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	529,600	30,563
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A (a)	314,816	266,901
Class C (a)	315,954	262,103
Facebook, Inc. Class A (a)	2,367,600	336,318
GoDaddy, Inc. (a)	474,400	17,980
MuleSoft, Inc. Class A (a)	300	7
Nutanix, Inc. Class B (a)(e)	462,283	8,677
		891,986
IT Services - 4.9%
Accenture PLC Class A	789,200	94,609
Global Payments, Inc.	2,961,300	238,918
MasterCard, Inc. Class A	1,076,500	121,074
PayPal Holdings, Inc. (a)	3,126,500	134,502
Visa, Inc. Class A	1,864,200	165,671
		754,774
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.	688,600	150,776
NVIDIA Corp.	1,467,800	159,887
		310,663
Software - 3.0%
Adobe Systems, Inc. (a)	1,047,500	136,311
Autodesk, Inc. (a)	1,617,500	139,865
DocuSign, Inc. (a)(c)	16,185	325
Salesforce.com, Inc. (a)	1,458,075	120,277
Workday, Inc. Class A (a)	823,400	68,573
Xero Ltd. (a)	4	0
		465,351
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	8,194,813	1,177,268

TOTAL INFORMATION TECHNOLOGY		3,630,605

MATERIALS - 3.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	2,102,300	61,703
LyondellBasell Industries NV Class A	2,845,419	259,474
Monsanto Co.	591,084	66,911
		388,088
Containers & Packaging - 0.5%
Ball Corp.	1,081,300	80,297
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	4,122,200	55,073

TOTAL MATERIALS		523,458

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	960,561	116,747
Public Storage	290,800	63,659
		180,406
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (b)(c)(f)	500,000	3,249
RREF CMBS AIV, LP (b)(c)(f)(g)	500,000	21,461
RREF Midtown Colony REIT, Inc. (b)(c)(f)(h)	500,000	0
		24,710

TOTAL REAL ESTATE		205,116

TOTAL COMMON STOCKS
(Cost $10,809,268)		14,932,022

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(c)	12,145,838	21,863
Series G, 8.00% (a)(c)	3,847,486	6,925
		28,788
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	14,165

TOTAL CONSUMER DISCRETIONARY		42,953

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D 8.0% (a)(c)	571,642	3,087
DocuSign, Inc.:
Series B (a)(c)	7,510	151
Series B-1 (a)(c)	2,249	45
Series D (a)(c)	2,376,438	47,695
Series E (a)(c)	139,427	2,798
Malwarebytes Corp. Series B (a)(c)	3,373,494	34,303
		88,079

TOTAL INFORMATION TECHNOLOGY		135,238

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $92,533)		178,191
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.75% 5/25/17 to 6/22/17 (i)
(Cost $7,028)	7,040	7,029
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.84% (j)	241,356,827	$241,405
Fidelity Securities Lending Cash Central Fund 0.84% (j)(k)	12,615,188	12,616
TOTAL MONEY MARKET FUNDS
(Cost $254,012)		254,021
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,162,841)		15,371,263
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,101)
NET ASSETS - 100%		$15,360,162

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,333 CME E-mini S&P 500 Index Contracts (United States)	June 2017	157,241	$(626)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,988,000 or 1.4% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,677,000 or 0.1% of net assets.

 (f) Affiliated company

 (g) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,029,000.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.0%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$803
Fidelity Securities Lending Cash Central Fund	120
Total	$923

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$4,736	$3,249
RREF CMBS AIV, LP	23,654	--	--	4,897	21,461
RREF Midtown Colony REIT, Inc.	63	--	--	134	--
Total	$32,445	$--	$--	$9,767	$24,710

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,790,854	$1,731,139	$--	$59,715
Consumer Staples	872,673	788,358	84,315	--
Energy	1,224,945	1,224,945	--	--
Financials	3,198,153	3,198,153	--	--
Health Care	1,897,922	1,897,922	--	--
Industrials	1,631,249	1,631,249	--	--
Information Technology	3,765,843	3,630,280	--	135,563
Materials	523,458	523,458	--	--
Real Estate	205,116	180,406	--	24,710
U.S. Government and Government Agency Obligations	7,029	--	7,029	--
Money Market Funds	254,021	254,021	--	--
Total Investments in Securities:	$15,371,263	$15,059,931	$91,344	$219,988
Derivative Instruments:
Liabilities
Futures Contracts	$(626)	$(626)	$--	$--
Total Liabilities	$(626)	$(626)	$--	$--
Total Derivative Instruments:	$(626)	$(626)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	13,213
Cost of Purchases	15,000
Proceeds of Sales	(6,193)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$219,988
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$13,113

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(626)
Total Equity Risk	0	(626)
Total Value of Derivatives	$0	$(626)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017
Assets
Investment in securities, at value (including securities loaned of $12,862) — See accompanying schedule: Unaffiliated issuers (cost $10,876,584)	$15,092,532
Fidelity Central Funds (cost $254,012)	254,021
Other affiliated issuers (cost $32,245)	24,710
Total Investments (cost $11,162,841)		$15,371,263
Foreign currency held at value (cost $7,437)		7,437
Receivable for investments sold		52,085
Receivable for fund shares sold		2,370
Dividends receivable		7,047
Distributions receivable from Fidelity Central Funds		121
Prepaid expenses		15
Other receivables		2,005
Total assets		15,442,343
Liabilities
Payable for investments purchased	$50,374
Payable for fund shares redeemed	8,988
Accrued management fee	5,927
Payable for daily variation margin for derivative instruments	360
Other affiliated payables	1,810
Other payables and accrued expenses	1,913
Deferred taxes	193
Collateral on securities loaned	12,616
Total liabilities		82,181
Net Assets		$15,360,162
Net Assets consist of:
Paid in capital		$10,307,277
Undistributed net investment income		24,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		820,780
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,207,603
Net Assets		$15,360,162
Magellan:
Net Asset Value, offering price and redemption price per share ($13,467,021 ÷ 138,502 shares)		$97.23
Class K:
Net Asset Value, offering price and redemption price per share ($1,893,141 ÷ 19,493 shares)		$97.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2017
Investment Income
Dividends (including $9,767 earned from other affiliated issuers)		$203,234
Interest		10
Income from Fidelity Central Funds		923
Total income		204,167
Expenses
Management fee
Basic fee	$82,445
Performance adjustment	(4,211)
Transfer agent fees	19,396
Accounting and security lending fees	1,496
Custodian fees and expenses	216
Independent trustees' fees and expenses	65
Appreciation in deferred trustee compensation account	10
Registration fees	78
Audit	205
Legal	41
Miscellaneous	135
Total expenses before reductions	99,876
Expense reductions	(584)	99,292
Net investment income (loss)		104,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,167,314
Fidelity Central Funds	36
Foreign currency transactions	(58)
Futures contracts	7,766
Total net realized gain (loss)		1,175,058
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $193)	760,058
Assets and liabilities in foreign currencies	9
Futures contracts	(626)
Total change in net unrealized appreciation (depreciation)		759,441
Net gain (loss)		1,934,499
Net increase (decrease) in net assets resulting from operations		$2,039,374

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2017	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,875	$100,841
Net realized gain (loss)	1,175,058	743,182
Change in net unrealized appreciation (depreciation)	759,441	(997,143)
Net increase (decrease) in net assets resulting from operations	2,039,374	(153,120)
Distributions to shareholders from net investment income	(90,353)	(94,800)
Distributions to shareholders from net realized gain	(346,796)	(1,110,739)
Total distributions	(437,149)	(1,205,539)
Share transactions - net increase (decrease)	(1,444,067)	(190,569)
Total increase (decrease) in net assets	158,158	(1,549,228)
Net Assets
Beginning of period	15,202,004	16,751,232
End of period	$15,360,162	$15,202,004
Other Information
Undistributed net investment income end of period	$24,502	$17,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$87.51	$95.15	$94.25	$79.96	$73.30
Income from Investment Operations
Net investment income (loss)A	.62	.56	.77	.81	.93
Net realized and unrealized gain (loss)	11.77	(1.22)B	12.27	20.00	6.75
Total from investment operations	12.39	(.66)	13.04	20.81	7.68
Distributions from net investment income	(.55)	(.54)	(.71)	(.67)	(1.00)
Distributions from net realized gain	(2.12)	(6.44)	(11.43)	(5.85)	(.02)
Total distributions	(2.67)	(6.98)	(12.14)	(6.52)	(1.02)
Net asset value, end of period	$97.23	$87.51	$95.15	$94.25	$79.96
Total ReturnC	14.46%	(.99)%B	14.98%	26.50%	10.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.84%	.68%	.50%	.47%
Expenses net of fee waivers, if any	.67%	.84%	.68%	.50%	.47%
Expenses net of all reductions	.67%	.83%	.68%	.50%	.46%
Net investment income (loss)	.68%	.62%	.83%	.92%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$13,467	$12,950	$14,224	$13,521	$12,341
Portfolio turnover rateF	51%G	78%	71%	77%	88%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

Years ended March 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$87.41	$95.04	$94.16	$79.89	$73.24
Income from Investment Operations
Net investment income (loss)A	.71	.65	.86	.90	1.02
Net realized and unrealized gain (loss)	11.75	(1.21)B	12.25	19.99	6.75
Total from investment operations	12.46	(.56)	13.11	20.89	7.77
Distributions from net investment income	(.63)	(.63)	(.80)	(.77)	(1.10)
Distributions from net realized gain	(2.12)	(6.44)	(11.43)	(5.85)	(.02)
Total distributions	(2.75)	(7.07)	(12.23)	(6.62)	(1.12)
Net asset value, end of period	$97.12	$87.41	$95.04	$94.16	$79.89
Total ReturnC	14.57%	(.89)%B	15.08%	26.63%	10.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.74%	.58%	.39%	.35%
Expenses net of fee waivers, if any	.58%	.74%	.58%	.39%	.35%
Expenses net of all reductions	.58%	.74%	.58%	.39%	.34%
Net investment income (loss)	.78%	.71%	.93%	1.02%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$1,893	$2,252	$2,528	$2,585	$2,424
Portfolio turnover rateF	51%G	78%	71%	77%	88%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 219,988	Book value	Book value multiple	1.0	Increase
		Market approach	Discount rate	2.3%	Decrease
			Transaction price	$1.80 - $48.77 / $25.78	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.6	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market comparable	Enterprise value/Sales multiple (EV/S)	3.0 – 7.0 / 5.2	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 13.2%	Decrease
			Premium rate	10.0%	Increase
		Recovery Value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,313,528
Gross unrealized depreciation	(127,026)
Net unrealized appreciation (depreciation) on securities	$4,186,502
Tax Cost	$11,184,568

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$26,324
Undistributed long-term capital gain	$841,882
Net unrealized appreciation (depreciation) on securities and other investments	$4,186,502

The tax character of distributions paid was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$90,353	$ 94,800
Long-term Capital Gains	346,796	1,110,739
Total	$437,149	$ 1,205,539

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $41,279 in these Subsidiaries, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,766 and a change in net unrealized appreciation (depreciation) of $(626) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $7,632,862 and $9,260,507, respectively.

Redemptions In-Kind. During the period, 2,125 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $193,652. The net realized gain of $71,761 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$18,460.14
Class K	936.05
	$19,396

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $207 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,656. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $120, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $459 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $125.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2017	Year ended March 31, 2016
From net investment income
Magellan	$77,138	$78,589
Class K	13,215	16,211
Total	$90,353	$94,800
From net realized gain
Magellan	$301,130	$943,952
Class K	45,666	166,787
Total	$346,796	$1,110,739

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016
Magellan
Shares sold	2,318	3,348	$212,737	$304,059
Reinvestment of distributions	4,052	10,509	360,034	975,876
Shares redeemed	(15,845)	(15,371)	(1,446,824)	(1,394,937)
Net increase (decrease)	(9,475)	(1,514)	$(874,053)	$(115,002)
Class K
Shares sold	1,626	4,210	$148,358	$384,450
Reinvestment of distributions	664	1,973	58,881	182,998
Shares redeemed	(8,559)(a)	(7,015)	(777,254)(a)	(643,015)
Net increase (decrease)	(6,269)	(832)	$(570,015)	$(75,567)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of March 31, 2017 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 178 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Magellan	.61%
Actual		$1,000.00	$1,086.10	$3.17
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.51%
Actual		$1,000.00	$1,086.70	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Magellan Fund
Magellan	05/15/17	05/12/17	$0.167	$5.380
Class K	05/15/17	05/12/17	$0.190	$5.380

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2017, $1,104,474,258, or, if subsequently determined to be different, the net capital gain of such year.

Magellan and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Magellan and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-ANN-0517
1.702307.119

Item 2.

Code of Ethics

As of the end of the period, March 31, 2017, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the “Fund”):

Services Billed by PwC

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$197,000	$-	$8,800	$7,800

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$179,000	$-	$5,600	$6,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2017A	March 31, 2016A,B
Audit-Related Fees	$5,985,000	$5,470,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2017 A	March 31, 2016 A,B
PwC	$7,995,000	$6,110,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017